Stock Options and Contributed Surplus (Details Narrative) - USD ($)		12 Months Ended
	Aug. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares stock option granted		9,474,926	17,785,670	13,690,479
Stock based compensation		$ 3,612,945	$ 2,888,141	$ 3,602,879
Employees [Member]
Stock based compensation			$ 75,608	$ 419,238
2020 Plan [Member]
Fixed stock option percentage	20.00%
Number of shares stock option granted	58,538,554
Maximum percentage of issued and outstanding shares percentage	20.00%